Offerings	Dec. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share
Amount Registered | shares	21,184,210
Proposed Maximum Offering Price per Unit	19.00
Maximum Aggregate Offering Price	$ 402,499,990.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,585.24
Offering Note	(1) In accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee Tables" table shall be deemed to update the "Calculation of Registration Fee" table in the registrant's Registration Statement on Form S-3ASR (File No. 333-283122) in accordance with Rule 456(b) and 457(r) under the Securities Act. (2) Assumes exercise in full of the underwriters' option to purchase up to 2,763,157 additional ordinary shares and includes 2,631,578 ordinary shares that are issuable upon the exercise of the pre-funded warrants referenced below. (3) Represents the sum of the offering price of $18.9999 per pre-funded warrant and the exercise price of $0.0001 per share issuable pursuant to the pre-funded warrants.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Pre-funded warrants to purchase Ordinary Shares, no par value per share
Amount Registered | shares	2,631,578
Proposed Maximum Offering Price per Unit	19.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) In accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Filing Fee Tables" table shall be deemed to update the "Calculation of Registration Fee" table in the registrant's Registration Statement on Form S-3ASR (File No. 333-283122) in accordance with Rule 456(b) and 457(r) under the Securities Act. (2) Pursuant to Rule 416 under the Securities Act, the pre-funded warrants to purchase ordinary shares being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of share splits, share dividends or similar transactions. (3) Represents the sum of the offering price of $18.9999 per pre-funded warrant and the exercise price of $0.0001 per share issuable pursuant to the pre-funded warrants. (4) Pursuant to Securities and Exchange Commission staff interpretation, the entire fee is allocated to the ordinary shares underlying the pre-funded warrants.